Financial assets and liabilities - Interest Rate Exposures (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CAD ($)
Disclosure of detailed information about hedging instruments [line items]
Net gains (losses) on change in fair value of derivatives	$ (81,000,000)	$ 100,000,000	$ (6,000,000)	$ 160,000,000
Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Net gains (losses) on change in fair value of derivatives	$ 1,000,000		$ 2,000,000
Percentage of possible change in risk variable	1.00%		1.00%		1.00%
Interest rate risk | Top of range
Disclosure of detailed information about hedging instruments [line items]
Reasonably possible change in risk variable impact on net earnings	$ 28,000,000		$ 28,000,000
Interest rate risk | Bottom of range
Disclosure of detailed information about hedging instruments [line items]
Reasonably possible change in risk variable impact on net earnings	40,000,000		40,000,000
Interest rate swaptions | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Principal amount	750,000,000		750,000,000
Proceeds from sale of financial assets	6,000,000
Financial liabilities, at fair value	9,000,000		9,000,000
Interest rate swap | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Principal amount	$ 540,000,000		$ 540,000,000
Financial liabilities, at fair value					$ 8,000,000
Currency basis rate swap contract | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Percentage of possible change in risk variable	0.10%		0.10%		0.10%
Reasonably possible change in risk variable impact on net earnings	$ 7,000,000		$ 7,000,000
Dividend rate reset of preference shares | Interest rate options | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Financial instruments designated as hedging instruments, at fair value	0		0			$ 2,000,000
Preferred shares
Disclosure of detailed information about hedging instruments [line items]
Value of shares	$ 3,885,000,000		$ 3,885,000,000			4,003,000,000
Preferred shares | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Value of shares						$ 582,000,000